Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam California Tax Exempt Income Fund
Entity Central Index Key	0000711402
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Municipal Income ETF
Class Name	Class A
Trading Symbol	PCTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin California Municipal Income ETF returned -0.41%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight allocation to bonds with no external credit rating
↓	Security selection in BBB rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures to manage the Fund’s duration and yield curve exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	-0.41	0.76	2.27
Class A (with sales charge)	-4.39	-0.06	1.86
Bloomberg Municipal Bond Index	1.39	0.86	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 636,552,090
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 2,874,250
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$636,552,090
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	332
Total Management Fee Paid	$2,874,250
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin California Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Municipal Income ETF
Class Name	Class C
Trading Symbol	PCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.60%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin California Municipal Income ETF returned -1.27%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight allocation to bonds with no external credit rating
↓	Security selection in BBB rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures to manage the Fund’s duration and yield curve exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	-1.27	0.01	1.65
Class C (with sales charge)	-2.23	0.01	1.65
Bloomberg Municipal Bond Index	1.39	0.86	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 636,552,090
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 2,874,250
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$636,552,090
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	332
Total Management Fee Paid	$2,874,250
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin California Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Municipal Income ETF
Class Name	Class R6
Trading Symbol	PCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin California Municipal Income ETF returned -0.28%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight allocation to bonds with no external credit rating
↓	Security selection in BBB rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures to manage the Fund’s duration and yield curve exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	-0.28	0.99	2.50
Bloomberg Municipal Bond Index	1.39	0.86	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 636,552,090
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 2,874,250
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$636,552,090
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	332
Total Management Fee Paid	$2,874,250
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin California Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin California Municipal Income ETF
Class Name	Class Y
Trading Symbol	PCIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Franklin California Municipal Income ETF returned -0.28%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight allocation to bonds with no external credit rating
↓	Security selection in BBB rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures to manage the Fund’s duration and yield curve exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	-0.28	1.01	2.51
Bloomberg Municipal Bond Index	1.39	0.86	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 636,552,090
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 2,874,250
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$636,552,090
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	332
Total Management Fee Paid	$2,874,250
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin California Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.